Shareholder Report, Line Graph (Details) - C000241373 - USD ($)	6 Months Ended
	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 06, 2023
Account Value [Line Items]
Line Graph and Table Measure Name	National Security Emerging Markets Index ETF - NAV
Account Value	$ 10,781	$ 10,528	$ 10,640	$ 10,524	$ 10,006	$ 10,504	$ 10,000